Interest and Finance Costs Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Number of floating to fixed interest rate swaps	13		13
Number of bunker swap agreements held	3		3		3
Notional Amount of floating to fixed interest rate swaps	$ 729,813		$ 729,813
Fixed interest rate	4.67%		4.67%
Floating rate basis			six month LIBOR
Notional Amount of Hedging Interest Rate Derivatives Held	522,706		522,706
Fair value of hedging interest rate swaps	20,008		20,008		28,835
Net amount of cash flow hedges to be reclassified into earnings within 12 months	15,295		15,295
Change in fair value of non-hedging financial instruments	(1,678)	(2,545)	2,284	3,613
De-designated hedging swap loss in accumulated other comprehensive income	2,471		2,471
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	367	873	734	1,278
Future amortization of de-designated hedging swap loss in accumulated other comprehensive income			1,471
Fair value of bunker swap agreements	581	1,755	581	1,755
Change in fair value of bunker swap agreeements			1,174	1,139
Designated As Hedging Instrument [Member]
Number of floating to fixed interest rate swaps	10		10
Not Designated As Hedging Instrument [Member]
Number of floating to fixed interest rate swaps	3	3	3	3
Three Interest Rate Swaps Element [Member]
Change in fair value of non-hedging financial instruments			$ 3,458	$ 2,477